Parent Company Financial Statements (Parent Company Condensed Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 1,897	$ 2,123
Interest-bearing deposits with banks	1,895	1,435
AFS securities at fair value	26,926	25,297
HTM securities at amortized cost	16,680	18,530
Other assets	14,046	14,306
Total assets	219,276	209,947	$ 186,834
Liabilities and Shareholders' Equity:
Short-term borrowed funds	1,406	3,593
Long-term debt	21,965	23,769
Accounts payable and other liabilities	5,745	6,121
Total liabilities	189,350	182,607
Total shareholders' equity	29,926	27,340	$ 24,377	$ 22,780
Total liabilities and shareholders’ equity	219,276	209,947
Parent Company
Assets
Cash and due from banks	21	109
Interest-bearing deposits with banks	7,094	7,383
AFS securities at fair value	134	124
HTM securities at amortized cost	1	3
Investment in banking subsidiaries	28,444	25,823
Investment in other subsidiaries	1,279	1,101
Advances to / receivables from banking subsidiaries	850	0
Advances to / receivables from other subsidiaries	2,981	3,086
Other assets	131	211
Total assets	40,935	37,840
Liabilities and Shareholders' Equity:
Short-term borrowed funds	46	105
Long-term debt	10,836	10,274
Accounts payable and other liabilities	127	121
Total liabilities	11,009	10,500
Total shareholders' equity	29,926	27,340
Total liabilities and shareholders’ equity	$ 40,935	$ 37,840